Derivative Financial Liabilities - Measured at fair value (Details)	Dec. 31, 2022 CNY (¥)
Derivative financial liabilities measured at fair value
Short-term derivative financial liabilities	¥ 269,251,436
Long-term derivative financial liabilities	19,083,004
Derivative liabilities	288,334,440
ESA derivative liabilities
Derivative financial liabilities measured at fair value
Short-term derivative financial liabilities	269,251,436
Warrant liabilities
Derivative financial liabilities measured at fair value
Long-term derivative financial liabilities	¥ 19,083,004
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Short-term derivative financial liabilities